Cash and cash equivalent and total borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents and adjusted net debt [Abstract]
Summary of Cash Reconciliation

	30 June 2025	31 December 2024
	£m	£m
Cash and cash equivalents as presented in the consolidated balance sheet	1,437	2,638
Bank overdrafts	(269)	(171)
Cash and cash equivalents as presented in the consolidated cash flow statement	1,168	2,467
Borrowings due within one year (excluding bank overdrafts)	(667)	(413)
Borrowings due after one year	(3,845)	(3,744)
Total borrowings (excluding bank overdrafts)	(4,512)	(4,157)